Note 8 - Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011
Current	$-	$250,000
Deferred	(267,000)	1,324,000
Total income tax expense (benefit)	$(267,000)	$1,574,000

	2011	2010
Current	$90,000	$-
Deferred	1,686,000	(978,000)
Total income tax provision (benefit)	$1,776,000	$(978,000)

Schedule Of Deferred Income Tax Assets And Liabilities [TableTextBlock]
	2012	2011
Current deferred income tax asset:
Accrued vacation and compensation	$45,000	$112,000
Reserves for warranty and doubtful accounts	20,000	17,000
Other	34,000
Total	$99,000	$129,000

Non-current deferred income tax asset:
Stock-based compensation expense	$869,000	$779,000
Deferred revenue/other	1,133,000	420,000
Net operating loss carryforward	2,705,000	-
Less valuation allowance	(1,276,000)	(779,000)
Total	$3,431,000	$420,000

Current deferred income tax liability:
Completed contract accounting	$-	$180,000
Prepaid expenses	87,000	28,000
Total	$87,000	$208,000

Non-current deferred income tax liability
Depreciation	$3,225,000	$28,000

Deferred Income Taxes As Shown On The Balance Sheet [Table Text Block]
	2012	2011
Total current assets	$12,000	$(79,000)
Total other assets	206,000	392,000
Total	$218,000	$313,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Statutory tax rate	$(610,000)	34.0%
States taxes, net of federal benefit	(107,000)	6.0
Nondeductible income/expenses	6,000	(.4)
Other, net	(14,000)	.8
Increase in valuation allowance	458,000	(25.5)
	$267,000	14.9%

	2011		2010

Statutory tax rate	$1,638,000	34.0%	$(919,000)	34.0%
States taxes, net of federal benefit	289,000	6.0	(162,000)	6.0
Nondeductible income/expenses	10,000	0.2	7,000	(0.3)
Other, net	(298,000)	(6.2)	3,000	(0.1)
Increase in valuation allowance	137,000	2.8	93,000	(3.4)
	$1,776,000	36.8%	$(978,000)	36.2%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2011	2010*
Current deferred income tax asset:
Accrued vacation and compensation	$111,000	$178,000
Reserves for warranty and other	51,000	18,000
Net operating loss carryforward	-	1,310,000
Total	$162,000	$1,506,000
Non-current deferred income tax asset:
Stock-based compensation expense	$818,000	$667,000
Deferred revenue/other	472,000	390,000
Net operating loss carryforward	1,672,000	-
1603 cash grant basis	562,000	-
State depreciation adjustments	358,000	-
Less valuation allowance	(818,000)	(681,000)
Total	$3,064,000	$376,000

Current deferred income tax liability:
Completed contract accounting	$-	$217,000
Prepaid expenses	54,000	-
Total	$54,000	$217,000

Non-current deferred income tax liability
Depreciation	$3,221,000	$28,000
	2011	2010
Net current assets	$108,000	$1,289,000
Net non-current assets	-	348,000
Net non-current liabilities	(157,000)	-
Total	$(49,000)	$1,637,000